SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2011
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Summary of selected unaudited quarterly financial data

	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011(1)	December 31, 2011(2)
Revenues	$2,679	$2,934	$2,976	$2,632
Gross profit	465	505	495	393
Restructuring, impairment and plant closing costs	7	9	155	(4)
Income (loss) from continuing operations	81	127	(39)	88
Income (loss) before extraordinary gain	67	126	(29)	92
Net income (loss)	68	127	(29)	94
Net income (loss) attributable to Huntsman International LLC	$63	$117	$(31)	$104

	Three months ended
	March 31, 2010	June 30, 2010(3)	September 30, 2010	December 31, 2010
Revenues	$2,094	$2,343	$2,401	$2,412
Gross profit	286	388	420	384
Restructuring, impairment and plant closing costs	3	17	4	5
(Loss) income from continuing operations	(13)	57	60	40
(Loss) income before extraordinary gain	(26)	119	59	34
Net (loss) income	(26)	119	59	33
Net (loss) income attributable to Huntsman International LLC	(26)	117	58	31
(1)
During the quarter ended September 30, 2011, we announced plans to implement a significant restructuring of our Textile Effects business, including the closure of our production facilities and business support offices in Basel, Switzerland. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction and a noncash $53 million charge for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

(2)
During the quarter ended December 31, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation and recognized a pre-tax gain of $34 million.

(3)
During the quarter ended June 30, 2010, we recorded a non-recurring $15 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol- Huntsman joint venture. Additionally, during the quarter ended June 30, 2010, we recorded a reduction to interest expense of $15 million relating to the ineffective portion of our cross-currency interest rate contracts.